Pacer Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202

December 18, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Pacer Funds Trust (the “Trust”)
File Nos. 333-201530 and 811-23024

Dear Sir or Madam:

Attached for filing is Post-Effective Amendment (“PEA”) No. 3 to the Trust’s Registration Statement on Form N-1A. This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 2 (Accession No. 0000894189-15-004945) to the Trust’s Registration Statement, which was filed on September 25, 2015 and effective on December 9, 2015.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC
as Administrator for the Trust